BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 5,120,656	$ 5,863,702
No more than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	226,397	575,338
More than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 4,894,259	$ 5,288,364